Related-party transactions - Narrative (Details) £ / shares in Units, $ in Thousands		3 Months Ended
	Feb. 07, 2020 shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 GBP (£) shares £ / shares	Mar. 31, 2019 GBP (£)
Disclosure of transactions between related parties [line items]
Warrant expense | £			£ 233,000	£ 260,000
Maky Zanganeh and Associates, Inc.
Disclosure of transactions between related parties [line items]
Monthly consultancy fees, related party | $		$ 75
Fees paid to related party		$ 225	£ 176,000	0
Warrants | Maky Zanganeh and Associates, Inc.
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)		16,793,660	16,793,660
Exercise price, other equity instruments granted (in GBP per share) | £ / shares			£ 0.221
Vesting period		3 years	3 years
Warrant expense | £			£ 169,000	£ 0
Assignment and assumption agreement | Warrants | Dr. Zanganeh
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)	14,694,453
Assignment and assumption agreement | Warrants | Dr. Stracker
Disclosure of transactions between related parties [line items]
Other equity instruments granted (in shares)	2,099,207